Annual Total Returns[BarChart] - NVIT Investor Destinations Managed Growth Fund - Class I Shares	2014	2015	2016	2017	2018	2019	2020
Total	1.73%	(3.95%)	6.95%	16.96%	(6.05%)	15.25%	6.33%